Stock Plans, Share-Based Payments and Warrants - Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Exercisable	1,866,019	1,377,665
Shares, Vested and expected to vest	4,434,220	4,133,932
Weighted Average Exercise Price, Exercisable	$ 0.70	$ 0.84
Weighted Average Exercise Price, Vested and expected to vest	$ 0.61	$ 0.66